Intangible Assets, Net - Additional Information (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	$ 22,225,979		$ 20,350,819
Expenses related to unsuccessful wells	$ 18,453,255	$ 17,105,924